STOCKHOLDERS EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
STOCKHOLDERS EQUITY
Schedule Of Restricted Stock Grant Activity
Stock Awards
Outstanding at December 31, 2021	9,733
Granted	6,388
Vested	(5,888)
Vested and issuable	(500)
Forfeited or cancelled	-
Outstanding at December 31, 2022	9,733
Granted	-
Vested and issued	(7,387)
Vested and issuable	(2,346)
Forfeited or cancelled	-
Outstanding at December 31, 2023	-